Nationwide Growth Fund
FUND SUMMARY: NATIONWIDE GROWTH FUND
Objective
The Fund seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 35 of this Prospectus and in “Additional Information on Purchases and Sales” commencing on page 91 of the Statement of Additional Information.
Shareholder Fees (paid directly from your investment)
Shareholder Fees Nationwide Growth Fund	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	none	1.00%	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nationwide Growth Fund		Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fee		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.38%	0.37%	0.57%	0.57%	0.32%
Total Annual Fund Operating Expenses		1.23%	1.97%	1.67%	1.17%	0.92%
Fee Waiver/Expense Reimbursement	[2]	(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.96%	1.70%	1.40%	0.90%	0.65%
[1]	"Other Expenses" has been restated to reflect current fees.
[2]	Nationwide Mutual Funds (the "Trust") and Nationwide Fund Advisors (the "Adviser") have entered into a written contract limiting annual fund operating expenses to 0.65% until at least February 28, 2015. Under the expense limitation agreement, the level to which operating expenses are limited applies to all share classes, excluding any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance with generally accepted accounting principles and expenses incurred by the Fund in connection with any merger or reorganization, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund's business. The expense limitation agreement may be changed or eliminated at any time but only with the consent of the Board of Trustees of the Trust. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses. More information about administrative service fees can be found in "Investing with Nationwide Funds" on page 38 of this Prospectus.

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Nationwide Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A shares	667	918	1,187	1,956
Class C shares	273	592	1,037	2,274
Class R shares	143	500	882	1,954
Institutional Service Class shares	92	345	618	1,396
Institutional Class shares	66	266	483	1,107

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Nationwide Growth Fund Class C shares	173	592	1,037	2,274

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114.74% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks issued by large-cap companies, utilizing a growth style of investing. In other words, the Fund seeks companies whose earnings the subadviser expects to grow consistently faster than those of other companies. The subadviser makes investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. In selecting stocks, the subadviser employs fundamental analysis (qualitative research) to identify companies that appear to have favorable long-term growth potential and the likelihood of positive earnings revisions, along with the financial resources to capitalize on growth opportunities. The subadviser also uses quantitative techniques (mathematical and statistical methods) to construct an overall portfolio in order to add to the Fund’s performance while seeking to moderate its risk versus the Fund’s benchmark. The Fund may engage in active and frequent trading of portfolio securities.

The subadviser reviews holdings closely and will typically sell a company’s securities if there is:
  a deterioration in business quality (e.g., loss of business focus, change in competitive landscape, management changes);
  a change in valuation (e.g., achieves price target);
  significant corporate activity (e.g., takeover or merger) or the emergence of more attractive investment opportunities.

Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. In addition, growth stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “value” stocks.

Portfolio turnover risk – a higher portfolio turnover rate increases transaction costs and, as a result, may adversely impact the Fund’s performance and may:
  increase share price volatility and
  result in additional tax consequences for Fund shareholders.
In addition to these risks, the Fund’s portfolio managers may select securities that underperform the stock market, the Fund’s benchmark or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.
Performance
The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.
Annual Total Returns – Institutional Class Shares (Years Ended December 31,)

Best Quarter: 17.35% – 1st qtr. of 2012 Worst Quarter: -20.78% – 4th qtr. of 2008
After-tax returns are shown in the table for Institutional Class shares (formerly Class D shares) only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception date for Institutional Service Class shares is November 30, 2011. Pre-inception historical performance for Institutional Service Class shares is based on the previous performance of Institutional Class shares. Performance for Institutional Service Class shares has not been adjusted to reflect a higher level of expenses than for Institutional Class shares. Performance returns for Institutional Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012.
Average Annual Total Returns For the Periods Ended December 31, 2013:
Average Annual Total Returns Nationwide Growth Fund	1 Year	5 Years	10 Years	Inception Date
Class A shares	23.07%	17.00%	6.85%
Class C shares	28.79%	17.59%	6.75%
Class R shares	30.37%	18.12%	7.24%
Institutional Service Class shares	30.62%	18.69%	7.77%	Nov. 30, 2011
Institutional Class shares	31.01%	17.68%	7.32%
Institutional Class shares After Taxes on Distributions	28.19%	17.13%	7.05%
Institutional Class shares After Taxes on Distributions and Sales of Shares	19.79%	14.37%	5.94%
Russell 1000® Growth Index (The Index does not pay sales charges, fees, expenses or taxes.)	33.48%	20.39%	7.83%